INCOME TAXES - Reconciliation of deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Current taxes	$ 140.8	$ 65.5	$ 28.5
Deferred taxes of deferred tax assets	(26.0)	(3.4)	15.0
Deferred taxes of deferred tax liabilities	(10.6)	(13.8)	(8.8)
Charge in consolidated statement of loss	(36.6)	(17.2)	6.2
Income tax expense	104.2	48.3	34.7
Thereof for prior periods' current taxes	$ 0.1	$ (5.4)	$ (1.4)